Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS EXPENSE
Wages and salaries	$ (40,946,741)	$ (44,154,344)	$ (44,367,982)
Post-employment benefit obligations expense	(1,516,722)	(641,407)	(790,850)
Social security and other contributions	(5,641,858)	(5,797,834)	(6,524,962)
Other staff expenses	(1,625,948)	(3,206,953)	(2,538,676)
Total employee benefits expense	$ (49,731,269)	$ (53,800,538)	$ (54,222,470)